Related Party Transactions (Details Textual) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended	1 Months Ended	6 Months Ended			6 Months Ended	12 Months Ended
	Feb. 28, 2012 Carriers	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2007 m3	Dec. 31, 2011	Jun. 30, 2012 Teekay Corporation [Member]	Mar. 31, 2009 Subsidiaries [Member]	Jun. 30, 2012 Subsidiaries [Member]	Jun. 30, 2012 Toledo Spirit [Member]	Dec. 31, 2011 Related Party [Member]	Jun. 30, 2012 Angola Joint Venture [Member]	Dec. 31, 2007 Angola Joint Venture [Member] Building
Related Party Transactions (Textual) [Abstract]
Time period for fixed-rate time-charters contract										10 years
Additional time period for fixed-rate time-charters contract										15 years
Payment received by Partnership for right to provide management services									$ 3,000,000
Crewing and manning costs payables to the subsidiaries of Teekay Corporation												4,100,000
Carriers Volume						160,400
Remaining term of the time-charter contract											13 years
Debt assumed by acquiring company related to carriers													64,800,000
Fixed rate time charters service period for project														20 years
Percentage of TeeKay Corp Ownership Acquired													33.00%
Sale price of vessels and charter sold during the period by parent													57,300,000
Number of new building chartered .														4
Cost to construct carriers														906,200,000
Sale price of remaining vessels sold during the period by parent													19,100,000
Debt assumed by acquiring company													193,800,000
Portion of cost to construct carriers belong to parent														299,000,000
Excess of the purchase price over the book value of the assets								15,900,000
Related Party Transaction (Additional Textual) [Abstract]
Reimbursement for costs incurred by General Partner		200,000	400,000	700,000	600,000
General and administrative costs incurred by the Partnership		0	300,000	200,000	500,000
Non-interest bearing advances to affiliates		24,362,000		24,362,000			11,922,000
Non-interest bearing advances from affiliates		27,288,000		27,288,000			17,400,000
One-time fee to Teekay Corporation for its support in the Partnership's successful acquisition	$ 7,000,000
Acquisition percent of interest in LNG carriers	52.00%
Number of LNG carriers	6